Acquisitions - Changes in the contingent consideration account balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Contingent Consideration, Liability [Roll Forward]
Carrying amount, beginning balance	$ 29,110	$ 37,994
Contingent consideration recognized on acquisition		15,702
Payments of contingent consideration	(13,909)	(8,744)
Revaluation of contingent consideration	423	(4,427)
Difference in exchange	1,001	(3,239)
Loss on contingent consideration not paid		(8,176)
Carrying amount, ending balance	16,625	29,110
Contingent consideration payable	16,625	29,110
Less: Current contingent consideration liability	(11,901)
Contingent consideration liability	4,724	10,572
HMS
Business Combination, Contingent Consideration, Liability [Roll Forward]
Carrying amount, beginning balance	1,854	0
Contingent consideration recognized on acquisition		0
Payments of contingent consideration	(1,854)	0
Revaluation of contingent consideration	0	1,854
Difference in exchange	0	0
Loss on contingent consideration not paid		0
Carrying amount, ending balance	0	1,854
Contingent consideration payable	0	1,854
Less: Current contingent consideration liability	0
Contingent consideration liability	0
MEOT
Business Combination, Contingent Consideration, Liability [Roll Forward]
Carrying amount, beginning balance	0	44
Contingent consideration recognized on acquisition		0
Payments of contingent consideration	0	0
Revaluation of contingent consideration	0	0
Difference in exchange	0	0
Loss on contingent consideration not paid		(44)
Carrying amount, ending balance	0	0
Contingent consideration payable	0	0
Less: Current contingent consideration liability	0
Contingent consideration liability	0
EMMAC
Business Combination, Contingent Consideration, Liability [Roll Forward]
Carrying amount, beginning balance	10,361	35,260
Contingent consideration recognized on acquisition		0
Payments of contingent consideration	(4,529)	(8,744)
Revaluation of contingent consideration	(1,729)	(4,714)
Difference in exchange	621	(3,309)
Loss on contingent consideration not paid		(8,132)
Carrying amount, ending balance	4,724	10,361
Contingent consideration payable	4,724	10,361
Less: Current contingent consideration liability	0
Contingent consideration liability	4,724
Los Sueños
Business Combination, Contingent Consideration, Liability [Roll Forward]
Carrying amount, beginning balance	0	2,690
Contingent consideration recognized on acquisition		0
Payments of contingent consideration	0	0
Revaluation of contingent consideration	0	(2,690)
Difference in exchange	0	0
Loss on contingent consideration not paid		0
Carrying amount, ending balance	0	0
Contingent consideration payable	0	0
Less: Current contingent consideration liability	0
Contingent consideration liability	0
Sapphire
Business Combination, Contingent Consideration, Liability [Roll Forward]
Carrying amount, beginning balance	3,895	0
Contingent consideration recognized on acquisition		2,071
Payments of contingent consideration	(4,112)	0
Revaluation of contingent consideration	0	2,038
Difference in exchange	217	(214)
Loss on contingent consideration not paid		0
Carrying amount, ending balance	0	3,895
Contingent consideration payable	0	3,895
Less: Current contingent consideration liability	0
Contingent consideration liability	0
Four20
Business Combination, Contingent Consideration, Liability [Roll Forward]
Carrying amount, beginning balance	4,690	0
Contingent consideration recognized on acquisition		4,406
Payments of contingent consideration	(3,414)	0
Revaluation of contingent consideration	1,163	0
Difference in exchange	163	284
Loss on contingent consideration not paid		0
Carrying amount, ending balance	2,602	4,690
Contingent consideration payable	2,602	4,690
Less: Current contingent consideration liability	(2,602)
Contingent consideration liability	0
Tryke
Business Combination, Contingent Consideration, Liability [Roll Forward]
Carrying amount, beginning balance	8,310	0
Contingent consideration recognized on acquisition		9,225
Payments of contingent consideration	0	0
Revaluation of contingent consideration	989	(915)
Difference in exchange	0	0
Loss on contingent consideration not paid		0
Carrying amount, ending balance	9,299	8,310
Contingent consideration payable	9,299	$ 8,310
Less: Current contingent consideration liability	(9,299)
Contingent consideration liability	$ 0